Related Party Transactions (Details Narrative) (10Q) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	May 02, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Preferred dividends, amount			$ (1,421)		$ (31,360)	$ (35,517)	$ (311,056)
Officer compensation		118,925	406,323	239,203	809,329	1,592,990	2,126,243
Consulting fees						1,154,465	1,013,690
Frank Wilkie [Member]
Consulting fees		0	86,954	0	87,204	120,404	419,204
Clem Tacca [Member]
Consulting fees		20,000	0	20,000	0
Judith Willoughby [Member]
Consulting fees		30,000	13,200	30,000	13,200	50,700	75,000
Matthew Banks [Member]
Director fees							20,000
Consulting fees							27,500
R & H Nominees Pty Ltd [Member]
Director fees						29,800	27,500
R & H Nominees Pty Ltd [Member] | Harold Hansen [Member]
Director fees		0	9,000	0	17,500
Ascendant SC Pty Ltd [Member]
Consulting fees	$ 35,000	0	68,886	0	68,886	82,886	66,098
Worldwide Holdings, LLC [Member]
Consulting fees		50,000	0	50,000	0
Chief Executive Officer [Member]
Compensation expense		0	250,000	0	500,000
Accrued dividends payable		34,500		34,500
Preferred dividends, amount				29,917
Chief Operating Officer [Member]
Accrued dividends payable		10		10
Officer compensation		61,923	61,923	115,000	115,000	243,000	250,000
Director [Member] | Matthew Banks [Member]
Director fees		$ 0	$ 9,000	$ 0	$ 17,500	$ 29,800	$ 27,500